Notes to consolidated statement of cash flows (Currencies of bank balances and cash denominated) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 13,306,139,000	¥ 15,832,788,000	¥ 9,364,823,000
Non-cash additions to right-of-use assets	2,234,000,000	0	0
Non-cash additions to lease liabilities	2,234,000,000	0	0
RMB [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	10,649,660,000	14,389,435,000	8,213,100,000
S$ [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	1,243,481,000	927,395,000	835,995,000
US$ [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	716,233,000	482,666,000	315,535,000
Others [member]
Currencies of bank balances and cash denominated [line items]
Bank balances and cash	¥ 696,765,000	¥ 33,292,000	¥ 193,000